CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Millions, $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Sales	$ 950.8	$ 1,003.2
Excise taxes	(293.6)	(303.2)
Net sales	657.2	700.0
Cost of goods sold	(414.0)	(454.8)
Gross profit	243.2	245.2
Marketing, general and administrative expenses	(250.9)	(240.6)
Special items, net	108.6	(8.6)
Equity income in MillerCoors	142.4	129.3
Operating income (loss)	243.3	125.3
Interest income (expense), net	(47.3)	(29.2)
Other income (expense), net	(15.3)	(2.6)
Income (loss) from continuing operations before income taxes	180.7	93.5
Income tax benefit (expense)	(20.6)	(12.8)
Net Income (loss) from continuing operations	160.1	80.7
Income (loss) from discontinued operations, net of tax	(0.5)	1.9
Net income (loss) including noncontrolling interests	159.6	82.6
Net (income) loss attributable to noncontrolling interests	(0.8)	(1.5)
Net income (loss) attributable to Molson Coors Brewing Company	$ 158.8	$ 81.1
Basic net income (loss) attributable to Molson Coors Brewing Company per share:
From continuing operations (in dollars per share)	$ 0.78	$ 0.43
From discontinued operations (in dollars per share)	0.00	0.01
Basic net income (loss) attributable to Molson Coors Brewing Company per share	0.78	0.44
Diluted net income (loss) attributable to Molson Coors Brewing Company per share:
From continuing operations (in dollars per share)	0.78	0.42
From discontinued operations (in dollars per share)	0.00	0.01
Diluted net income (loss) attributable to Molson Coors Brewing Company per share	$ 0.78	$ 0.43
Weighted average shares - basic (in shares)	203.6	185.8
Weighted average shares - diluted (in shares)	204.8	186.9
Amounts attributable to Molson Coors Brewing Company
Net income (loss) from continuing operations	$ 159.3	$ 79.2
Income (loss) from discontinued operations, net of tax	(0.5)	1.9
Net income (loss) attributable to Molson Coors Brewing Company	$ 158.8	$ 81.1